Commitments - Schedule Future Minimum Lease Payments Under Non-cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total	$ 346,400
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease obligations	61,423
Other contractual commitments	40,011
Total	101,434
Later Than One Year but Not Later Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease obligations	154,374
Other contractual commitments	54,054
Total	208,428
More Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease obligations	26,013
Other contractual commitments	10,561
Total	$ 36,574